Promissory Notes Payable - Schedule of Promissory Notes Outstanding Interest Payable (Details) (10-K/A) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accretion expense	$ 118,388	$ 33,869	$ 359,267	$ 734,589
Promissory Notes Payable [Member]
Beginning Balance	248,478
Proceeds on issuance			300,000
Warrant valuation			(206,523)
Accretion expense	51,522		155,001
Ending Balance	$ 218,281		$ 248,478